Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
September 19, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Covington Trust (the trust):
Fidelity Core Dividend ETF Fidelity Dividend ETF for Rising Rates Fidelity Low Volatility Factor ETF Fidelity Momentum Factor ETF Fidelity Quality Factor ETF Fidelity Value Factor ETF (the funds)
File Nos. (033-60973) and (811-07319)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant
Marc Bryant
Secretary of the Trust